RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 13, 2022	Jul. 31, 2022	Aug. 26, 2020	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Stock issued during period, shares, issued for services	457,143	457,143
Stock issued during period, value, issued for services	$ 48,000		$ 200,454	$ 48,000	$ 541,100	$ 761,954	$ 1,275,703
Keystone Business Development Partners [Member]
Consulting fees				5,000	7,500	40,425	20,000
Accrued liability						0	30,000
Ancient Investments, LLC
Consulting fees				55,000	33,000	184,000	98,000
Accrued liability				15,000		22,000	0
Edward DeFeudis
Consulting fees				20,000	24,000	122,000	40,000
Accrued liability				10,000		0
AMP Web Services
Consulting fees				14,000	$ 18,000	86,000	49,500
Accrued liability				$ 7,000		$ 7,000	$ 0
Stock issued during period, shares, issued for services			4,090,909
Stock issued during period, value, issued for services			$ 13,500